Approval of Issuance of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Authorisation Of Financial Statements Abstract
Approval of Issuance of the Consolidated Financial Statements
45. Approval of Issuance of the Consolidated Financial Statements
The issuance of the Group’s consolidated financial statements as of and for the year ended December 31, 2024, was certified by management on April 25, 2025.